VANECK MORNINGSTAR WIDE MOAT GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Capital Goods : 15.1%
A.O. Smith Corp. 182 $ 12,414
Allegion plc 171 22,346
General Electric Co. 79 13,176
Huntington Ingalls Industries,
Inc. 42 7,937
IDEX Corp. 88 18,418
Otis Worldwide Corp. 247 22,875
Rockwell Automation, Inc. 67 19,148
116,314
Commercial & Professional Services : 7.4%
Equifax, Inc. 80 20,388
TransUnion 385 35,693
56,081
Consumer Discretionary Distribution &
Retail : 2.6%
Amazon.com, Inc. * 92 20,184
Underline
Consumer Durables & Apparel : 0.5%
NIKE, Inc. 50 3,784
Underline
Consumer Services : 2.7%
Yum! Brands, Inc. 152 20,392
Underline
Financial Services : 4.0%
MarketAxess Holdings, Inc. 134 30,289
Underline
Food, Beverage & Tobacco : 5.5%
Brown-Forman Corp. 462 17,547
Constellation Brands, Inc. 79 17,459
Hershey Co. 41 6,943
41,949
Health Care Equipment & Services : 7.7%
GE HealthCare Technologies,
Inc. 181 14,151
Veeva Systems, Inc. * 172 36,163
Zimmer Biomet Holdings, Inc. 84 8,873
59,187
Household & Personal Products : 4.5%
Clorox Co. 50 8,121
Estee Lauder Cos, Inc. 344 25,793
33,914
Number
of Shares Value
Materials : 2.2%
Corteva, Inc. 293 $ 16,689
Underline
Media & Entertainment : 4.6%
Alphabet, Inc. 120 22,716
Walt Disney Co. 113 12,583
35,299
Pharmaceuticals, Biotechnology & Life
Sciences : 12.3%
Agilent Technologies, Inc. 212 28,480
Bio-Rad Laboratories, Inc. * 58 19,054
Merck & Co., Inc. 76 7,560
Thermo Fisher Scientific, Inc. 12 6,243
West Pharmaceutical Services,
Inc. 100 32,756
94,093
Semiconductors & Semiconductor
Equipment : 9.0%
Applied Materials, Inc. 38 6,180
Lam Research Corp. 84 6,067
Microchip Technology, Inc. 118 6,767
Monolithic Power Systems, Inc. 34 20,118
Teradyne, Inc. 238 29,969
69,101
Software & Services : 20.9%
Adobe, Inc. * 52 23,123
Autodesk, Inc. * 67 19,803
Microsoft Corp. 88 37,092
Salesforce, Inc. 69 23,069
Tyler Technologies, Inc. * 34 19,606
VeriSign, Inc. * 96 19,868
Workday, Inc. * 68 17,546
160,107
Technology Hardware & Equipment : 1.1%
Keysight Technologies, Inc. * 53 8,513
Underline
Total Common Stocks
(Cost: $765,795) 765,896
Total Investments: 100.1%
(Cost: $765,795) 765,896
Liabilities in excess of other assets: (0.1)% (633)
NET ASSETS: 100.0% $ 765,263
* Non-income producing